Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Provisions - Provisions [Text Block]

Philips Group

Provisions

in millions of EUR

	2019			2020
	long-term	short-term	total	long-term	short-term	total
Post-employment benefit1)	824		824	751		751
Product warranty	38	172	210	28	139	167
Environmental provisions	145	25	170	162	21	183
Restructuring-related provisions	31	125	156	17	100	117
Legal provisions	14	40	55	19	53	72
Contingent consideration provisions	245	108	354	203	114	318
Other provisions	305	86	392	279	93	372
Provisions	1,603	556	2,159	1,458	522	1,980
1)For more details refer to Post-employment benefits.

Provisions - Provisions for assurance-type product warranty [Text Block]

Philips Group

Provisions for assurance-type product warranty

in millions of EUR

	2018	2019	2020
Balance as of January 1	201	190	210
Changes:
Additions	248	291	239
Utilizations	(261)	(274)	(270)
Translation differences and other	2	3	(12)
Balance as of December 31	190	210	167

Provisions - Environmental provisions [Text Block]

Philips Group

Environmental provisions

in millions of EUR

	2018	2019	2020
Balance as of January 1	160	144	170
Changes:
Additions	23	20	9
Utilizations	(15)	(18)	(16)
Releases	(4)	(1)	-
Changes in discount rate	(28)	9	37
Accretion	5	5	3
Translation differences and other	4	12	(19)
Balance as of December 31	144	170	183

Provisions - Restructuring-related provisions [Text Block]

Philips Group

Restructuring-related provisions

in millions of EUR

	Jan. 1, 2020	additions	utilizations	releases	other changes	Dec. 31, 2020
Diagnosis & Treatment	61	36	(47)	(16)	(1)	33
Connected Care	28	17	(21)	(5)	(2)	17
Personal Health	25	30	(22)	(3)	(1)	28
Other	42	35	(31)	(7)	-	38
Philips Group	156	118	(122)	(32)	(4)	117

Philips Group

Restructuring-related provisions

in millions of EUR

	Jan. 1, 2018	additions	utilizations	releases	Dec. 31, 2018
Diagnosis & Treatment	45	62	(38)	(12)	57
Connected Care	15	24	(10)	(8)	22
Personal Health	6	8	(5)	(1)	9
Other	45	42	(45)	(16)	26
Philips Group	112	136	(98)	(37)	114

Provisions - Restructuring-related provision [Text Block]

Philips Group

Restructuring-related provision

in millions of EUR

	Jan. 1, 2019	additions	utilizations	releases	other changes	Dec. 31, 2019
Diagnosis & Treatment	57	51	(37)	(10)	-	61
Connected Care	22	33	(16)	(9)	(2)	28
Personal Health	9	33	(12)	(4)	-	25
Other	26	57	(31)	(11)	-	42
Philips Group	114	175	(97)	(34)	(1)	156

Provisions - Legal provisions [Text Block]

Philips Group

Legal provisions

in millions of EUR

	2018	2019	2020
Balance as of January 1	50	26	55
Changes:
Additions	17	69	72
Utilizations	(29)	(36)	(45)
Releases	(11)	(6)	(6)
Accretion	2	2	1
Translation differences and other	(3)	-	(5)
Balance as of December 31	26	55	72

Provisions - Contingent consideration provisions [Text Block]

Philips Group

Contingent consideration provisions

in millions of EUR

	2018	2019	2020
Balance as of January 1	66	409	354
Acquisitions	366	6	70
Utilizations	(48)	(44)	(14)
FV changes	26	(17)	(93)
Balance as of December 31	409	354	318

Provisions - Other provisions [Text Block]

Philips Group

Other provisions

in millions of EUR

	2018	2019	2020
Closing balance as of December 31	499	432	392
IFRS 16 adjustment		(6)
Opening balance as of January 1	499	426	392
Changes:
Additions	169	143	161
Utilizations	(178)	(127)	(109)
Releases	(57)	(61)	(49)
Accretion	2	1	(1)
Translation differences and other	(3)	10	(21)
Balance as of December 31	432	392	372